SCHEDULE OF IMPACT OF RESTATEMENT (Details) (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Accounting Changes and Error Corrections [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001